SCHEDULE OF CONVERTIBLE BONDS (Details) - USD ($)	Aug. 31, 2022	Aug. 31, 2021
Short-Term Debt [Line Items]
Convertible notes payable, current		$ 1,007,999
Convertible Bonds One [Member]
Short-Term Debt [Line Items]
Convertible notes payable, current		44,601
Convertible Bonds Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable, current		185,840
Convertible Bonds Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable, current		1,487
Convertible Bonds Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable, current		74,336
Convertible Bonds Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable, current		22,301
Convertible Bonds Six [Member]
Short-Term Debt [Line Items]
Convertible notes payable, current		185,841
Convertible Bonds Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable, current		297,345
Convertible Bonds Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable, current		185,841
Convertible Bonds Nine [Member]
Short-Term Debt [Line Items]
Convertible notes payable, current		$ 10,407